Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

15. Property, plant and equipment

A summary of property, plant and equipment as at December 31, 2023 and December 31, 2022 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At January 1, 2022	117,423	199,005	234,385	550,813
Additions	7,719	57,446	122,931	188,096
Sold	—	(982)	(5,254)	(6,236)
Assets held for sale	(64,180)	(52,534)	(31,925)	(148,639)
Disposals	—	(45)	—	(45)
Reclassifications	21,857	50,697	(72,554)	—
Exchange differences	(5,760)	(10,188)	(21,643)	(37,591)
At December 31, 2022	77,059	243,399	225,940	546,398
Additions	5,498	15,245	21,258	42,001
Sold	(295)	—	—	(295)
Disposals	(123)	(701)	(801)	(1,625)
Reclassifications	19,938	16,550	(36,488)	—
Exchange differences	2,672	4,356	7,386	14,414
At December 31, 2023	104,749	278,849	217,295	600,893
Accumulated depreciation and impairment
At January 1, 2022	(7,890)	(29,781)	(3,494)	(41,165)
Depreciation charge	(5,854)	(26,157)	—	(32,011)
Sold	—	692	3,494	4,186
Assets held for sale	13,925	16,082	8,504	38,511
Impairment(1)	(10,413)	(7,647)	(8,504)	(26,564)
Exchange differences	863	2,734	—	3,597
At December 31, 2022	(9,369)	(44,077)	—	(53,446)
Depreciation charge	(5,636)	(27,392)	—	(33,028)
Sold	295	—	—	295
Disposals	39	668	—	707
Impairment(2)	—	(171)	(152,187)	(152,358)
Exchange differences	(397)	(1,507)	(873)	(2,777)
At December 31, 2023	(15,068)	(72,479)	(153,060)	(240,607)
Cost, net accumulated depreciation and impairment
At December 31, 2022	67,690	199,322	225,940	492,952
At December 31, 2023	89,681	206,370	64,235	360,286

(1)
Of the total $26.6 million, $26.3 million relates to an impairment charge for assets remeasured to fair value less costs of disposal as part of the YYF Transaction. Refer to Note 34 Non-current assets held for sale for details.
(2)
Of the total $152.4 million, $152.2 million relates to impairment charges due to the decision to discontinue the construction of new production facilities in Peterborough, UK and Dallas-Fort Worth, Texas.

The additions during the year ended December 31, 2023 is mainly related to investment in existing production facilities.

Reclassifications between construction in progress and land and buildings and plant and machinery are mainly related to the Landskrona, Sweden production facility.

The depreciation expense for years ended December 31, 2023, 2022 and 2021 was $33.0 million, $32.0 million and $15.9 million, respectively.

Part of the Group’s property, plant and equipment are pledged to secure the Group’s liabilities to credit institutions. Refer to Note 3 Financial risk management for further details.

15.1. Test of impairment

As described in Note 4 Significant accounting judgments, estimates and assessments, Management decided, for the 2023 and 2022 reporting periods, to perform impairment tests for the non-financial assets in all the three operating segments, not only for the segment containing goodwill. Refer to Note 14 Intangible assets for disclosure of impairment test for the operating segment EMEA. The Group performed the impairment tests as of December 31, 2023 and 2022.

For Americas and Asia the recoverable amount for the cash generating units were established through calculation of the value in use, which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a ten-year period.

Cash flows beyond the ten-year period are extrapolated using an estimated growth rate of 2%. The growth rate is consistent with forecasts included in industry reports specific to the industry in which the CGU operates. The pre-tax discount rate used for Americas was 10.8% (2022:10.8%) and for Asia 9.7% (2022:10.3%).

The recoverable amount exceeds the carrying amount of non-financial assets for both Americas and Asia.

As of January 1, 2024 the Company changed its operating segments. The new operating segments are Europe & International, North America and Greater China. Refer to Note 35 Events after the end of the reporting period for further information on the change of operating segments. The recoverable amount exceeds the carrying amount of non-financial assets also after the change in operating segments.

Sensitivity analysis

The sensitivity analysis is based on the new operating segments as described above and further in Note 35 Events after the end of the reporting period. The recoverable amount of the Greater China CGU would equal the carrying amount if the pre-tax discount rate increased by 3.2 percentage points or if the long-term EBITDA margin decreased by 3.4 percentage points. The recoverable amount of the North America CGU would equal the carrying amount if the pre-tax discount rate increased by 4.0 percentage points or if the long-term EBITDA margin decreased by 3.4 percentage points.